Investment in Master Trust (Tables) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Summary of Investments in Master Trust
The net assets of the Master Trust and the Plan's interest in the Master Trust balances as of December 31 were as follows:

	2025		2024
(in thousands)	Master Trust Balances	Plan Interest in Master Trust Balances	Master Trust Balances	Plan Interest in Master Trust Balances
Investments at fair value:
WEC common stock	$589,644	$291	$—	$—
WEC common stock fund	—	—	577,106	281
Mutual funds	387,841	98	1,346,121	1,090
Common collective trust funds	2,920,562	10,151	1,571,663	6,768
Total investments at fair value	$3,898,047	$10,540	$3,494,890	$8,139
Blended Rate Income Fund, at contract value	112,458	34	128,242	21
Total investments	$4,010,505	$10,574	$3,623,132	$8,160

The Master Trust's net investment income for the year ended December 31, 2025 was as follows:

(in thousands)	2025
Interest and dividend income	$51,569
Net appreciation in the fair value of investments	578,141
Net investment income	$629,710
Plan interest in Master Trust net investment income	$1,849

Fair Value Measurements
The following tables set forth by level, within the fair value hierarchy, the Master Trust's assets measured at fair value on a recurring basis as of December 31:

	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
WEC common stock	$589,644	$—	$—	$589,644
Mutual funds	387,841	—	—	387,841
Total assets in the fair value hierarchy	$977,485	$—	$—	$977,485
Investments measured at net asset value (1)				2,920,562
Total investments at fair value	$977,485	$—	$—	$3,898,047

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
WEC common stock fund:
WEC common stock	$571,128	$—	$—	$571,128
Money market mutual fund	5,978	—	—	5,978
Mutual funds	1,346,121	—	—	1,346,121
Total assets in the fair value hierarchy	$1,923,227	$—	$—	$1,923,227
Investments measured at net asset value (1)				1,571,663
Total investments at fair value	$1,923,227	$—	$—	$3,494,890

(1)    Certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to investments at fair value noted in the table at the beginning of this Note 3.

The following table summarizes the investments measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

(in thousands)	Fair Value
Investment	2025	2024	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Common collective trust funds	$2,920,562	$1,571,663	—	Daily	None